11. Repurchase Agreements	12 Months Ended
Dec. 31, 2016
Securities Sold under Agreements to Repurchase [Abstract]
Note 11. Repurchase Agreements

Securities sold under agreements to repurchase amounted to $30,423,195 and $22,073,238 as of December 31, 2016 and 2015, respectively. These agreements were collateralized by U.S. GSE securities, Agency MBS securities and certificates of deposit with a book value of $33,604,595 and a fair value of $33,469,254 at December 31, 2016 and by U.S. GSE securities and Agency MBS securities with a book value of $23,566,180 and a fair value of $23,496,927 at December 31, 2015.

The average daily balance of these repurchase agreements was $25,888,496 and $24,332,366 during 2016 and 2015, respectively. The maximum borrowings outstanding on these agreements at any month-end of the Company were $30,423,195 and $28,229,636 during 2016 and 2015, respectively. These repurchase agreements mature daily and carried a weighted average interest rate of 0.30% during 2016 and 0.29% during 2015.